united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 2/29/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2016
Shares		Value

	COMMON STOCK - 75.2%
	AEROSPACE/DEFENSE - 0.6%
139	Lockheed Martin Corp.	$ 29,995

	AGRICULTURE - 2.8%
787	Archer-Daniels-Midland Co.	27,514
767	Imperial Tobacco Group	39,772
736	Reynolds American, Inc.	37,116
707	Universal Corp.	38,517
203	Vector Group Ltd.	4,716
		147,635
	AIRLINES - 1.4%
23,755	Air New Zealand Ltd.	43,409
667	Delta Air Lines, Inc.	32,176
		75,585
	AUTO MANUFACTURERS - 2.0%
2,576	Ford Motor Co.	32,226
3,777	Nissan Motor Co. Ltd.	34,292
418	Renault SA	38,234
		104,752
	AUTO PARTS & EQUIPMENT - 0.5%
631	Magna International, Inc.	24,472

	BANKS - 2.7%
7,537	Banco Santander SA	30,750
6,030	Bendigo and Adelaide Bank Ltd.	36,896
570	Capital One Financial Corp.	37,466
1,437	Popular, Inc.	38,081
		143,193
	BIOTECHNOLOGY - 1.3%
216	Amgen, Inc. +	30,732
407	Gilead Sciences, Inc.	35,511
		66,243
	CHEMICALS - 0.6%
399	LyondellBasell Industries NV	32,004

	COMMERCIAL SERVICES - 3.3%
482	Euronet Worldwide, Inc. *	31,590
537	Macquarie Infrastructure Co.	32,784
2,228	RR Donnelley & Sons Co.	33,821
2,919	Transcontinental, Inc.	41,401
1,857	Western Union Co.	33,909
		173,505
	COMPUTERS - 0.5%
838	Seagate Technology PLC	26,280

	DISTRIBUTION/WHOLESALE - 0.6%
2,879	ITOCHU Corp.	33,946

	DIVERSIFIED FINANCIAL SERVICES - 1.6%
2,806	Ellington Financial LLC	47,870
4,515	Intermediate Capital Group PLC	36,353
		84,223
	ELECTRIC - 8.2%
881	American Electric Power Co., Inc. +	54,402
42,871	AusNet Services - Miscellaneous	44,894
55,490	China Power International Development Ltd.	23,189
2,831	Cia Paranaense de Energia ADR	16,278

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
Shares		Value

	ELECTRIC - 8.2% (Continued)
1,688	Exelon Corp.	$ 53,155
2,316	Fortum OYJ	30,792
1,299	Great Plains Energy, Inc.	38,113
5,801	Iberdrola SA	37,611
1,354	Korea Electric Power Corp. ADR *	31,873
2,375	Spark Energy, Inc.	57,523
8,069	Terna Rete Elettrica Nazionale SpA	42,140
		429,970
	ELECTRONICS - 0.6%
3,129	LG Display Co. Ltd. ADR *	31,321

	ENGINEERING & CONSTRUCTION - 1.1%
3,908	Astaldi SpA	18,667
1,652	CIMIC Group Ltd.	37,268
		55,935
	ENTERTAINMENT - 1.1%
25,586	Berjaya Sports Toto Bhd	19,480
2,560	International Game Technology PLC	37,837
		57,317
	FOOD - 1.2%
1,583	Arcs Co. Ltd.	31,915
3,667	Tate & Lyle PLC	29,985
		61,900
	FOREST PROUCTS & PAPER - 0.7%
2,069	UPM-Kymmene OYJ	35,200

	HOLDING - PRODUCTS - 0.8%
429	Zimmer Biomet Holdings, Inc.	41,531

	HEALTHCARE - SERVICES - 1.7%
324	Aetna, Inc. +	35,196
13,812	Japara Healthcare Ltd.	30,112
2,118	NMC Health PLC	26,111
		91,419
	HOUSEWARES - 0.8%
603	Scotts Miracle-Gro Co.	41,619

	INSURANCE - 4.4%
408	Endurance Specialty Holdings Ltd.	25,406
1,539	Genworth MI Canada, Inc.	31,162
3,628	Liberty Holdings Ltd.	28,265
3,318	Phoenix Group Holdings	39,194
709	Prudential Financial, Inc.	46,858
655	Swiss Life Holding AG	58,448
		229,333
	INVESTMENT COMPANIES - 0.8%
2,303	Solar Capital Ltd.	39,727

	IRON/STEEL - 1.2%
18,395	Eregli Demir ve Celik Fabrikalari TAS	21,472
2,271	Labrador Iron Ore Royalty Corp.	16,877
1,377	Steel Dynamics, Inc.	25,048
		63,397
	MEDIA - 1.2%
82,097	Media Prima Bhd	26,565
1,174	Sinclair Broadcast Group, Inc.	36,241
		62,806

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
Shares		Value

	METAL FABRICATE/HARDWARE - 0.6%
69,204	China Zhongwang Holdings Ltd.	$ 30,788

	MINING - 0.4%
751	Rio Tinto PLC	19,919

	MISCELLANEOUS MANUFACTURING - 2.2%
1,090	FUJIFILM Holdings Corp.	40,880
1,293	General Electric Co.	37,678
378	Siemens AG	35,118
		113,676
	MULTI-NATIONAL - 0.4%
1,099	Banco Latinoamericano de Comercio Exterior SA	23,486

	OFFICE/BUSINESS EQUIPMENT - 0.6%
1,047	Cannon, Inc.	29,348

	OIL & GAS - 3.6%
325	Chevron Corp.	27,118
447	Exxon Mobil Corp.	35,827
1,483	Lukoil ADR	52,632
1,228	OMV AG	32,279
701	Western Refining, Inc.	18,696
1,238	Woodside Petroleum Ltd.	22,433
		188,985
	OIL & GAS SERVICES - 0.6%
42,894	Sinopec Engineering Group Co. Ltd.	30,996

	PHARMACEUTICALS - 3.2%
438	Cardinal Health, Inc.	35,785
657	Novartis AG ADR	46,719
176	Roche Holding AG	45,427
689	Teva Pharmaceutical Industries Ltd. ADR	38,308
		166,239
	REAL ESTATE - 0.4%
3,385	E-House China Holdings Ltd. ADR	19,667
170	Four Corners Property Trust	2,790
33	The RMR Group, Inc. *	744
		23,201
	REITS - 3.8%
80,671	Champion REIT	39,209
1,741	Colony Capital, Inc.	28,552
1,682	Hospitality Properties Trust	40,839
805	Iron Mountain, Inc.	23,651
5,908	MFA Financial, Inc.	40,233
1,707	Starwood Property Trust, Inc.	29,941
		202,425
	RETAIL - 6.3%
958	Aoyama Trading Co. Ltd.	35,403
1,154	Best Buy Co., Inc.	37,378
156,226	China Dongxiang Group Co.	33,747
2,594	CK Hutchison Holdings Ltd.	31,336
344	CVS Caremark Corp.	33,426
422	Darden Restaurants, Inc.	26,957
24,579	Debenhams PLC	27,391
11,936	Lookers PLC	25,755
465	Target Corp.	36,479
19,518	Wal-Mart de Mexico SAB de CV	46,123
		333,995

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
Shares		Value

	SAVINGS & LOANS - 0.7%
2,480	New York Community Bancorp, Inc.	$ 37,522

	SEMICONDUCTORS - 1.3%
1,183	Silicon Motion Technology Corp. ADR	39,855
1,535	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	36,149
		76,004
	SOFTWARE - 2.4%
1,263	CSG System International, Inc.	47,943
2,121	Micro Focus International PLC	43,581
738	Microsoft Corp.	37,549
		129,073
	TELECOMMUNICATIONS - 6.6%
1,238	AT&T, Inc.	45,744
660	Chunghwa Telecom Co. Ltd. ADR	20,717
1,434	Cisco Systems, Inc.	37,542
7,907	Frontier Communications Corp.	42,777
24,666	Spark New Zealand Ltd.	55,976
6,269	Telkom SA SOC Ltd.	21,432
13,294	Turk Telekomunikasyon AS	25,953
2,892	Turkcell Iletisim Hizmet ADR	26,982
1,098	United States Cellular Corp. *	45,457
951	Vodafone Group PLC ADR	28,911
		351,491
	TRANSPORTATION - 0.4%
1,621	Nordic American Tankers Ltd.	22,402

	TOTAL COMMON STOCK (Cost - $4,182,689)	3,962,858

	PREFERRED STOCK - 13.4%
	BANKS - 3.4%
3,559	JPMorgan Chase & Co., 6.30%	92,712
3,181	Morgan Stanley, 6.625%	84,424
		177,136
	ELECTRIC - 0.6%
640	Entergy Arkansas, Inc., 4.90%	16,038
727	PPL Capital Funding, Inc., 5.90%	19,098
		35,136
	INSURANCE - 1.6%
3,181	Aspen Insurance Holdings Ltd., 7.25%	83,947

	OIL & GAS - 0.2%
280	Vanguard Natural Resources LLC, 7.75%	1,352
754	Vanguard Natural Resources LLC, 7.875%	7,238
		8,590
	REITS - 5.6%
3,672	AG Mortgage Investment Trust, Inc., 8.00%	77,957
3,023	Annaly Capital Management, Inc., 7.50%	69,076
3,541	Ashford Hospitality Trust, Inc., 8.45%	81,053
3,199	Newcastle Investment Corp., 9.75%	66,443
		294,529
	RETAIL - 0.4%
823	TravelCenters of America LLC, 8.00%	19,843

	TELECOMMUNICATIONS - 1.6%
3,366	Qwest Corp., 7.00%	85,732

	TOTAL PREFERRED STOCK (Cost - $748,070)	704,913

Crow Point Defined Risk Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016
Contracts **		Value

	PURCHASED PUT OPTIONS * - 7.1%
276	iShares MSCI EAFE ETF
	Expiration March 2016, Exercise Price $61.00	$ 204,930
183	iShares MSCI Emerging Markets ETF
	Expiration March 2016, Exercise Price $32.00	30,927
174	SPDR S&P 500 ETF Trust
	Expiration March 2016, Exercise Price $200.00	137,634
	TOTAL PURCHASED PUT OPTIONS (Cost - $205,771)	373,491

	TOTAL INVESTMENTS - 95.7% (Cost - $5,136,530) (a)	$ 5,041,262
	OTHER ASSETS LESS LIABILITIES - NET - 4.3%	227,248
	NET ASSETS - 100.0%	$ 5,268,510

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $5,052,363 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 481,159
	Unrealized depreciation	(579,005)
	Net unrealized depreciation	$ (97,846)

* Non-income producing security.
+ All or portion of this security is pledged as collateral for options written. Total value of pledged securities at February 29, 2016 is $120,330.
** Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.

ADR - American Depositary Receipt
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poor's Depositary Receipts

Contracts **		Value
	PUT OPTIONS WRITTEN * - 1.6%
131	iShares MSCI EAFE ETF
	Expiration March 2016, Exercise Price $58.00	$ 56,985
124	SPDR S&P 500 ETF Trust
	Expiration March 2016, Exercise Price $190.00	29,760
	TOTAL WRITTEN PUT OPTIONS (Premiums received - $72,337) (a)	86,745

* Non-income producing security.
** Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2016 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,962,858	$ -	$ -	$ 3,962,858
Preferred Stock	704,913	-	-	704,913
Purchased Put Options	373,491	-	-	373,491
Total	$ 5,041,262	$ -	$ -	$ 5,041,262

Liabilities *	Level 1	Level 2	Level 3	Total
Put Options Written	$ 86,745	$ -	$ -	$ 86,745
Total	$ 86,745	$ -	$ -	$ 86,745

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Valuation of Investment Companies - The Fund may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”). Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended February 29, 2016, the Fund’s unrealized appreciation on option contracts subject to equity price risk amounted to $153,312 and the Fund's net realized gain on options contracts subject to equity price risk amounted to $121,435.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2016

The following table summarizes the Fund's written option activity:

	Options Written
	Contracts	Premium
Outstanding at May 31, 2015	(497)	$ (127,441)
Options purchased/written	(1,661)	(409,334)
Options expired	285	44,784
Options closed	1,618	419,654
Outstanding at February 29, 2016	(255)	$ (72,337)

The derivative instruments outstanding as of February 29, 2016 and unrealized gain (loss) on derivative instruments as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Foreign Securities – The Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 4/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 4/28/16

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer

Date 4/28/16